Debt issued measured at amortized cost (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying value	$ 298	$ 35
UBS AG
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying value	$ 282	$ 493